Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Cost Basis	$ 331,000	$ 331,000	$ 321,000
Accumulated Amortization	(322,389)	(321,556)	(214,000)
Net	8,611	9,444	$ 107,000
Proprietary Technology [Member]
Schedule of Intangible Assets [Line Items]
Cost Basis	321,000	321,000
Accumulated Amortization	(321,000)	(321,000)
Net
Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Cost Basis	10,000	10,000
Accumulated Amortization	(1,389)	(556)
Net	$ 8,611	$ 9,444